Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 2,479,010	$ 4,483,308
Accounts receivable from third-party customers, net	2,101,516	1,492,762
Accounts receivable from related parties	1,118,431	1,272,384
Inventories, net	3,087,595	2,679,275
Prepayments and other current assets	4,925,636	3,748,955
Advances to supplier- related party	115,863	239,729
Total current assets	13,922,332	14,003,843
NON-CURRENT ASSETS
Property, plant and equipment, net	61,743,326	61,686,849
Operating lease right-of-use lease assets	17,303,060	17,537,096
Intangible assets, net	1,853,039	1,845,006
Long-term investments in equity investees	1,548,800	1,516,900
Deferred tax assets	1,586,428	1,281,634
Total non-current assets	84,034,653	83,867,485
TOTAL ASSETS	97,956,985	97,871,328
CURRENT LIABILITIES
Short-term bank loans	705,200	887,000
Current portion of long-term bank loans	625,274	2,959,918
Advances from customers	231,029	121,687
Taxes payable	1,198,575	1,015,444
Accrued expenses and other current liabilities	1,024,780	1,026,218
Operating lease liabilities, current	2,364,014	2,326,162
Total current liabilities	7,595,759	9,317,966
NON-CURRENT LIABILITIES
Long term bank loans	3,855,168	1,595,549
Operating lease liabilities, non-current	11,038,675	10,612,508
Total non-current liabilities	14,893,843	12,208,057
TOTAL LIABILITIES	22,489,602	21,526,023
Commitments and Contingencies (Note 6)
EQUITY
Statutory reserve	291,443	291,443
Retained earnings	(2,532,613)	664,004
Accumulated other comprehensive loss	(8,679,275)	(10,345,832)
Equity attributable to owners of the Company	75,467,340	76,344,331
Non-controlling interest	43	974
Total equity	75,467,383	76,345,305
TOTAL LIABILITIES AND EQUITY	97,956,985	97,871,328
Common Class A [Member]
EQUITY
Common stock value	86,369,647	85,716,578
Common Class B [Member]
EQUITY
Common stock value	18,138	18,138
Related Party [Member]
CURRENT ASSETS
Due from related parties	94,281	87,430
CURRENT LIABILITIES
Accounts payable
Due to related parties	99,281	85,843
Nonrelated Party [Member]
CURRENT LIABILITIES
Accounts payable	$ 1,347,606	$ 895,694